EXPENSES BY NATURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries, short-term incentives, and other benefits	$ 203.9	$ 210.2
Share-based compensation	8.8	8.0
Other	4.4	3.8
Expenses, by nature	$ 217.1	$ 222.0